CONDENSED CONSOLIDATED INTERIM STATEMENT OF CASH FLOW (Parenthetical) - COP ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
CONSOLIDATED STATEMENT OF CASH FLOW
Transfer of loans and returned goods to assets held for sale and inventories	$ 771,978	$ 532,154
Amount Acquired From Party For Decreasing Loan To Customer	$ 464,520